S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Jun. 05, 2026 USD ($) $ / shares shares
JAB Acquisition Sponsor I, LLC [Member] | Class A Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	8,571,429
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
JAB Acquisition Sponsor I, LLC [Member] | Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	260,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,600,000
JAB Acquisition Sponsor I, LLC [Member] | Office Space and Administrative Support Services [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	10,000
JAB Acquisition Sponsor I, LLC [Member] | Repayment of Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	300,000
JAB Acquisition Sponsor I, LLC [Member] | Working Capital Loans [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 600,000
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Joshua Jagid, CEO [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,314,282
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.002
Jack Bressman, COO and Interim CFO [Member] | Founder Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	657,221
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.002
Luisa Ingargiola, Director Nominee [Member] | Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	35,000
David Pfeffer, Director Nominee [Member] | Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	30,000
Kyle Miller, Director Nominee [Member] | Private Placement Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	30,000
D. Boral Capital LLC [Member] | Representative Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	1,000,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 1,000,000